UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/09

The following N-Q relates only to the Registrant s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS PREMIER INVESTMENT FUNDS, INC.

- DREYFUS GLOBAL REAL ESTATE SECURITIES FUND - DREYFUS LARGE CAP EQUITY FUND - DREYFUS LARGE CAP GROWTH FUND - DREYFUS LARGE CAP VALUE FUND

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
September 30, 2009 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)
Australia--10.4%
CFS Retail Property Trust	372,410	660,365
Macquarie Office Trust	3,523,910	932,638
Mirvac Group	947,970	1,404,982
Stockland	118,500	426,526
Westfield Group	394,320	4,835,380
		8,259,891
Austria--.4%
Conwert Immobilien Invest	21,840 a	300,102
Canada--3.4%
Allied Properties Real Estate Investment Trust	13,430	207,349
Boardwalk Real Estate Investment Trust	20,250	729,125
Brookfield Properties	22,140	251,043
Calloway Real Estate Investment Trust	21,220	376,575
Chartwell Seniors Housing Real Estate Investment Trust	3,980	24,721
RioCan Real Estate Investment Trust	65,850	1,107,084
		2,695,897
Finland--1.2%
Citycon	219,030	929,506
France--6.4%
Klepierre	16,710	662,791
Mercialys	10,220	406,042
Prologis European Properties	75,671 a	471,283
Unibail-Rodamco	17,290	3,591,541
		5,131,657
Hong Kong--15.9%
China Overseas Land & Investment	490,600	1,060,955
China Resources Land	376,000	823,799
Hang Lung Properties	288,000	1,060,948
Henderson Land Development	212,000	1,395,088
Hongkong Land Holdings	305,000	1,326,750
Hysan Development	181,000	453,081

Link REIT	128,500	282,864
New World Development	291,000	626,303
Shimao Property Holdings	359,000	608,675
Shui On Land	505,050	289,995
Sino Land	156,000	279,389
Sun Hung Kai Properties	306,000	4,509,029
		12,716,876
Japan--10.6%
AEON Mall	9,400	195,718
Goldcrest	9,750	294,895
Japan Excellent	24	131,009
Japan Retail Fund Investment	88	477,424
Mitsubishi Estate	155,000	2,438,144
Mitsui Fudosan	124,000	2,098,323
Nippon Building Fund	122	1,088,643
NTT Urban Development	368	337,806
Sumitomo Realty & Development	41,000	750,437
Tokyo Tatemono	29,000	141,826
United Urban Investment	90	527,377
		8,481,602
Netherlands--1.6%
Corio	14,580	1,005,554
Eurocommercial Properties	7,460	295,404
		1,300,958
Singapore--3.3%
Ascendas Real Estate Investment Trust	546,000	748,078
CapitaLand	544,000	1,436,610
CapitaMall Trust	151,300	198,704
Suntec Real Estate Investment Trust	329,000	247,570
		2,630,962
Sweden--.9%
Castellum	31,170	301,803
Hufvudstaden, Cl. A	51,930	417,147
		718,950
Switzerland--1.0%
PSP Swiss Property	13,560 a	785,101
United Kingdom--6.4%

Big Yellow Group	82,720 a	495,749
British Land	160,330	1,217,618
Great Portland Estates	89,700	379,460
Hammerson	192,520	1,213,173
Land Securities Group	57,620	575,537
Segro	154,160	905,418
Shaftesbury	53,730	306,810
		5,093,765
United States--35.8%
Alexandria Real Estate Equities	3,950	214,682
AMB Property	31,770	729,121
American Tower, Cl. A	22,420 a	816,088
Boston Properties	23,860	1,564,023
Brandywine Realty Trust	74,300	820,272
Camden Property Trust	15,180	611,754
Digital Realty Trust	8,350	381,679
Duke Realty	61,670	740,657
Education Realty Trust	74,570	442,200
Equity Residential	34,290	1,052,703
Essex Property Trust	15,200	1,209,616
Extra Space Storage	32,450	342,348
Federal Realty Investment Trust	8,620	529,009
HCP	30,210	868,235
Healthcare Realty Trust	14,240	300,891
Home Properties	11,310	487,348
Host Hotels & Resorts	48,050	565,549
Kilroy Realty	36,510	1,012,787
Kimco Realty	37,800	492,912
LaSalle Hotel Properties	15,780	310,235
Macerich	8,224	249,434
Mack-Cali Realty	22,050	712,877
National Retail Properties	24,720	530,738
Nationwide Health Properties	23,060	714,629
Parkway Properties	3,670	72,299
ProLogis	69,920	833,446
Public Storage	23,570	1,773,407
Regency Centers	15,370	569,459

Senior Housing Properties Trust	46,490	888,424
Simon Property Group	47,006	3,263,627
SL Green Realty	15,900	697,215
Starwood Property Trust	15,470	313,268
Sunstone Hotel Investors	42,040 a	298,484
Tanger Factory Outlet Centers	4,910	183,339
Taubman Centers	19,750	712,580
Ventas	32,960	1,268,960
Vornado Realty Trust	24,870	1,601,877
Weingarten Realty Investors	22,110	440,431
		28,616,603
Total Common Stocks
(cost $75,028,289)		77,661,870

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $719,000)	719,000 [b]	719,000

Total Investments (cost $75,747,289)	98.2%	78,380,870
Cash and Receivables (Net)	1.8%	1,410,341
Net Assets	100.0%	79,791,211

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $75,747,289. Net unrealized appreciation on investments was $2,633,581 of which $7,131,437 related to appreciated investment securities and $4,497,856 related to depreciated investment securities.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs		Total
Investment in Securities:
Equity Securities - Domestic+	28,616,603		-	-	28,616,603
Equity Securities - Foreign+	49,045,267			-	49,045,267
Mutual Funds	719,000		-	-	719,000
Other Financial Instruments++	-		-	-	-
Liabilities ($)
Other Financial Instruments++	-		-	-	-

+ See Statement of Investments for country classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the

National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts ( forward contracts ) are valued at the forward rate.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
September 30, 2009 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)
Consumer Discretionary--9.2%
Comcast, Cl. A	100,270	1,693,560
Johnson Controls	106,400	2,719,584
Kohl's	46,940 a	2,677,927
Lowe's Cos.	87,230	1,826,596
Target	51,810	2,418,491
Walt Disney	108,700	2,984,902
Yum! Brands	52,570	1,774,763
		16,095,823
Consumer Staples--10.9%
Avon Products	77,390	2,628,164
Colgate-Palmolive	27,820	2,122,110
Kellogg	32,200	1,585,206
Kraft Foods, Cl. A	85,140	2,236,628
PepsiCo	43,450	2,548,777
Philip Morris International	59,930	2,920,988
Procter & Gamble	46,095	2,669,822
Wal-Mart Stores	48,650	2,388,229
		19,099,924
Energy--13.1%
Chevron	38,900	2,739,727
Exxon Mobil	60,690	4,163,941
Marathon Oil	40,090	1,278,871
Nabors Industries	66,650 a	1,392,985
Occidental Petroleum	23,860	1,870,624
Plains Exploration & Production	89,490 a	2,475,293
Schlumberger	54,930	3,273,828
Southwestern Energy	50,390 a	2,150,645
Valero Energy	34,500	668,955
Williams Cos.	164,180	2,933,897
		22,948,766

Financial--15.0%
ACE	13,580 a	725,987
Aflac	54,810	2,342,579
American Express	76,195	2,583,010
Hudson City Bancorp	125,760	1,653,744
Invesco	117,446	2,673,071
JPMorgan Chase & Co.	90,910	3,983,676
Morgan Stanley	93,940	2,900,867
PartnerRe	19,610	1,508,793
PNC Financial Services Group	62,660	3,044,649
State Street	53,170	2,796,742
U.S. Bancorp	89,450	1,955,377
		26,168,495
Health Care--12.8%
Abbott Laboratories	45,480	2,249,896
Allergan	38,000	2,156,880
Cardinal Health	63,380	1,698,584
Covidien	42,530	1,839,848
Gilead Sciences	49,180 a	2,290,804
Johnson & Johnson	37,600	2,289,464
Medtronic	40,720	1,498,496
Merck & Co.	56,690	1,793,105
Pfizer	116,300	1,924,765
Schering-Plough	29,680	838,460
Teva Pharmaceutical Industries,
ADR	45,430	2,296,941
Thermo Fisher Scientific	36,940 a	1,613,170
		22,490,413
Industrial--10.2%
Caterpillar	60,300	3,095,199
Eaton	50,860	2,878,167
General Electric	198,750	3,263,475
Honeywell International	72,410	2,690,032
Union Pacific	48,300	2,818,305
United Technologies	51,040	3,109,867
		17,855,045
Information Technology--20.5%

Accenture, Cl. A	53,550	1,995,808
Apple	28,220 a	5,231,141
Brocade Communications Systems	202,180 a	1,589,135
Cisco Systems	54,940 a	1,293,288
Google, Cl. A	5,820 a	2,885,847
Hewlett-Packard	68,430	3,230,580
Intel	170,980	3,346,079
International Business Machines	41,260	4,935,109
Marvell Technology Group	140,170 a	2,269,352
MasterCard, Cl. A	9,930	2,007,350
Microsoft	94,870	2,456,184
Oracle	39,390	820,888
Research In Motion	23,670 a	1,598,909
Texas Instruments	92,330	2,187,298
		35,846,968
Materials--3.3%
Air Products & Chemicals	30,800	2,389,464
Freeport-McMoRan Copper & Gold	28,240	1,937,546
Monsanto	18,700	1,447,380
		5,774,390
Telecommunication Services--1.4%
AT & T	50,780	1,371,568
Verizon Communications	36,600	1,107,882
		2,479,450
Utilities--2.1%
Questar	43,610	1,637,992
Sempra Energy	42,450	2,114,435
		3,752,427
Total Common Stocks
(cost $177,520,768)		172,511,701

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,309,000)	2,309,000 [b]	2,309,000

Total Investments (cost $179,829,768)	99.8%	174,820,701
Cash and Receivables (Net)	.2%	272,759
Net Assets	100.0%	175,093,460

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $179,829,768.

Net unrealized depreciation on investments was $5,009,067 of which $15,044,999 related to appreciated investment securities and $20,054,066 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	168,615,851			168,615,851
Equity Securities - Foreign+	3,895,850			3,895,850
Mutual Funds	2,309,000			2,309,000
Other Financial Instruments++				0
Liabilities ($)
Other Financial Instruments++				0

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
September 30, 2009 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Consumer Discretionary--12.3%
Avon Products	42,450	1,441,602
International Game Technology	52,410	1,125,767
Kohl's	22,380 a	1,276,779
Lowe's Cos.	51,860	1,085,948
McDonald's	12,430	709,380
Target	28,570	1,333,648
Wal-Mart Stores	34,090	1,673,478
Walt Disney	45,730	1,255,746
Yum! Brands	28,440	960,134
		10,862,482
Consumer Staples--11.0%
Coca-Cola	27,030	1,451,511
Colgate-Palmolive	18,520	1,412,706
Kellogg	26,640	1,311,487
PepsiCo	36,800	2,158,688
Philip Morris International	44,600	2,173,804
Procter & Gamble	20,710	1,199,523
		9,707,719
Energy--6.2%
Occidental Petroleum	11,710	918,064
Plains Exploration & Production	35,910 a	993,271
Schlumberger	15,220	907,112
Southwestern Energy	21,910 a	935,119
Valero Energy	46,930	909,973
Williams Cos.	47,760	853,471
		5,517,010
Financial Services--5.1%
American Express	25,655	869,705
Axis Capital Holdings	39,630	1,196,033
Goldman Sachs Group	5,730	1,056,326
Invesco	60,658	1,380,576
		4,502,640
Health Care--15.0%
Abbott Laboratories	23,420	1,158,588
Amgen	26,740 a	1,610,550
C.R. Bard	12,430	977,122

Cardinal Health	45,200	1,211,360
Celgene	8,000 a	447,200
Gilead Sciences	34,470 a	1,605,613
Johnson & Johnson	27,740	1,689,089
Medco Health Solutions	16,410 a	907,637
Medtronic	18,770	690,736
Merck & Co.	26,800	847,684
Teva Pharmaceutical Industries,
ADR	21,570	1,090,579
Thermo Fisher Scientific	23,390 a	1,021,441
		13,257,599
Materials & Processing--3.1%
Cliffs Natural Resources	42,500	1,375,300
Praxair	17,100	1,396,899
		2,772,199
Producer Durables--10.5%
Caterpillar	30,830	1,582,504
Danaher	15,440	1,039,421
Honeywell International	42,960	1,595,964
Ingersoll-Rand	32,420	994,321
Parker Hannifin	24,930	1,292,371
Union Pacific	24,920	1,454,082
United Technologies	22,700	1,383,111
		9,341,774
Technology--35.0%
Accenture, Cl. A	25,690	957,466
Amazon.com	11,990 a	1,119,386
Apple	22,300 a	4,133,751
Brocade Communications Systems	124,340 a	977,312
Cisco Systems	76,180 a	1,793,277
Cognizant Technology Solutions,
Cl. A	31,710 a	1,225,909
Google, Cl. A	5,040 a	2,499,084
Hewlett-Packard	41,830	1,974,794
Intel	105,520	2,065,026
International Business Machines	31,020	3,710,302
Marvell Technology Group	90,210 a	1,460,500
Microsoft	102,050	2,642,075
Oracle	46,350	965,934
QUALCOMM	24,230	1,089,865
Research In Motion	17,500 a	1,182,125
Salesforce.com	23,580 a	1,342,410
Teradata	36,090 a	993,197

Western Digital	24,900 a	909,597
		31,042,010
Utilities--1.2%
Questar	28,900	1,085,484
Total Common Stocks
(cost $83,285,808)		88,088,917

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $523,000)	523,000 [b]	523,000

Total Investments (cost $83,808,808)	100.0%	88,611,917
Liabilities, Less Cash and Receivables	(.0%)	(5,218)
Net Assets	100.0%	88,606,699

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund

At September 30, 2009 , the aggregate cost of investment securities for income tax purposes was $83,808,808. Net unrealized appreciation on investments was $4,803,109 of which $8,796,945 related to appreciated investment securities and $3,993,836 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	85,816,213	-	-	85,816,213
Equity Securities - Foreign+	2,272,704	-	-	2,272,704
Mutual Funds	523,000	-	-	523,000
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	-	-	-	-

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Value Fund
September 30, 2009 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--10.7%
Carnival	40,200	1,337,856
Gap	33,390	714,546
Home Depot	78,350	2,087,244
Johnson Controls	26,290	671,972
Lowe's Cos.	27,590	577,735
News, Cl. A	107,240	1,285,808
Nordstrom	28,990 a	885,355
Omnicom Group	52,020	1,921,619
Staples	26,850	623,457
Target	13,250	618,510
Time Warner	85,260	2,453,783
Toll Brothers	22,190 a,b	433,593
		13,611,478
Consumer Staples--9.0%
Cadbury, ADR	23,822	1,219,925
Coca-Cola Enterprises	29,780	637,590
CVS Caremark	59,970	2,143,328
Kellogg	19,350	952,600
PepsiCo	43,590	2,556,989
Philip Morris International	25,380	1,237,021
Procter & Gamble	24,110	1,396,451
Walgreen	34,940	1,309,202
		11,453,106
Energy--16.1%
Anadarko Petroleum	10,520	659,920
Chevron	65,260	4,596,262
Devon Energy	11,460	771,602
EOG Resources	6,760	564,528
Exxon Mobil	52,360	3,592,420
Hess	20,370	1,088,980

Marathon Oil	35,230	1,123,837
Occidental Petroleum	74,360	5,829,824
Schlumberger	10,760	641,296
XTO Energy	38,530	1,592,060
		20,460,729
Exchange Traded Funds--1.0%
iShares Russell 1000 Value Index
Fund	22,810	1,265,727

Financial--25.3%
ACE	12,400 b	662,904
Aflac	16,780	717,177
American Express	18,740	635,286
Ameriprise Financial	32,440	1,178,545
AON	35,690	1,452,226
Bank of America	211,320	3,575,534
Capital One Financial	10,780	385,169
Citigroup	268,900	1,301,476
Franklin Resources	11,160	1,122,696
Goldman Sachs Group	13,250	2,442,637
JPMorgan Chase & Co.	137,690	6,033,576
Marsh & McLennan Cos.	38,910	962,244
MetLife	52,000	1,979,640
Moody's	24,660	504,544
Morgan Stanley	55,660	1,718,781
Prudential Financial	13,860	691,753
State Street	26,270	1,381,802
Travelers Cos.	37,700	1,855,971
U.S. Bancorp	30,070 a	657,330
Wells Fargo & Co.	100,060 a	2,819,691
		32,078,982
Health Care--9.3%
AmerisourceBergen	30,410	680,576
Amgen	22,450 b	1,352,163
Covidien	30,390	1,314,671
McKesson	10,950	652,072
Merck & Co.	47,240	1,494,201

Pfizer	228,000	3,773,400
Schering-Plough	24,740	698,905
Thermo Fisher Scientific	11,640 b	508,319
UnitedHealth Group	19,250	482,020
Warner Chilcott, Cl. A	16,013 b	346,201
WellPoint	10,740 b	508,646
		11,811,174
Industrial--7.2%
Dover	16,530	640,703
Eaton	18,220	1,031,070
General Electric	147,400	2,420,308
Honeywell International	16,040	595,886
Raytheon	18,800	901,836
Tyco International	20,730	714,770
Union Pacific	30,530	1,781,426
United Parcel Service, Cl. B	9,720 a	548,888
Waste Management	16,751	499,515
		9,134,402
Information Technology--7.6%
Cisco Systems	113,050 b	2,661,197
EMC	41,570 b	708,353
Hewlett-Packard	36,920	1,742,993
Intel	38,940	762,056
Microsoft	87,820	2,273,660
Tyco Electronics	39,610	882,511
Western Union	31,840	602,413
		9,633,183
Materials--3.8%
Air Products & Chemicals	12,180	944,924
Dow Chemical	27,520	717,446
E.I. du Pont de Nemours & Co.	18,790	603,911
Freeport-McMoRan Copper & Gold	28,620	1,963,618
International Paper	25,610	569,310
		4,799,209
Telecommunication Services--2.9%
AT & T	135,350	3,655,803

Utilities--6.3%
Entergy	21,150	1,689,039
Exelon	16,520	819,722
FPL Group	28,600	1,579,578
NRG Energy	40,990 b	1,155,508
PG & E	12,090	489,524
Questar	33,600	1,262,016
Southern	29,230	925,714
		7,921,101
Total Common Stocks
(cost $140,544,032)		125,824,894

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $480,000)	480,000 [c]	480,000

Investment of Cash Collateral for
Securities Loaned--2.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $3,342,149)	3,342,149 [c]	3,342,149

Total Investments (cost $144,366,181)	102.2%	129,647,043
Liabilities, Less Cash and Receivables	(2.2%)	(2,812,558)
Net Assets	100.0%	126,834,485

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the fund's securities on loan is $3,245,478 and the total market value of the collateral held by the fund is $3,342,149.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $144,366,181.

Net unrealized depreciation on investments was $14,719,138 of which $4,824,788 related to appreciated investment securities and $19,543,926 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	123,339,242	-	-	123,339,242
Equity Securities - Foreign+	1,219,925	-	-	1,219,925
Mutual Funds/Exchange Traded	5,087,876	-	-	5,087,876
Funds
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	-	-	-	-

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)